Shareholders' Equity (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May 16, 2017	Apr. 30, 2017 $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Class of Stock
Number of shares of common stock authorized			1,100,000,000
Number of shares of preferred stock authorized			1	15,000,000
Stock split ratio	2
Percentage increase in quarterly dividends, post-split		54.00%
Dividends declared (in dollars per share) | $ / shares		$ 0.10
Stock Repurchase Program [Abstract]
Accelerated share repurchase agreement amount | $			$ 100
Shares received			2,500,000
Series A Junior Participating Preferred Stock
Class of Stock
Number of shares of preferred stock authorized			550,000